                               ING INVESTORS TRUST

                        ING LIFESTYLE MODERATE PORTFOLIO
                     ING LIFESTYLE MODERATE GROWTH PORTFOLIO
                         ING LIFESTYLE GROWTH PORTFOLIO
                    ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

                        Supplement Dated August 29, 2005
        to the Service 1 Class Prospectus and Service 2 Class Prospectus
                            Each Dated April 29, 2005

     Effective August 29, 2005, pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, Wells Capital Management, Inc. ("Wells Capital Management") has been appointed to replace Jennison Associates LLC as portfolio manager to the Portfolio. In connection with this portfolio manager change, ING Jennison Equity Opportunities Portfolio has changed its name to ING Wells Fargo Mid Cap Disciplined Portfolio. All references to "ING Jennison Equity Opportunities Portfolio" and "Jennison Associates LLC" are hereby deleted and replaced with "ING Wells Fargo Mid Cap Disciplined Portfolio" and "Wells Capital Management," respectively. Effective August 29, 2005, the Portfolio's principal investment strategies are changed in order to align it with Wells Capital Management's style.

     The "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" chart as it applies to the row describing the Portfolio in the Service 1 Class Prospectus and Service 2 Class Prospectus, is hereby deleted and replaced with the following. The chart (except as revised below) remains unchanged for the other underlying funds.

        INVESTMENT
    ADVISER/PORTFOLIO                             INVESTMENT
         MANAGER            UNDERLYING FUND       OBJECTIVE             MAIN INVESTMENTS                 MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Wells Fargo      Long-term          Invests at least 80% of its     Active or frequent
Directed Services, Inc.   Mid Cap Disciplined  capital growth.    net assets (plus borrowings     trading risk, foreign
                          Portfolio                               for investment purposes) in     investment risk, manager
                                                                  securities of                   risk, market and company
PORTFOLIO MANAGER:                                                mid-capitalization companies    risk, market
Wells Capital                                                     found within the range of       capitalization risk,
Management                                                        companies comprising the        mid-cap company risk,
                                                                  Russell Midcap(R) Value Index   sector risk, securities
                                                                  at the time of purchase. May    lending risk, small
                                                                  invest in any sector and may    company risk, and value
                                                                  emphasize one or more           investing risk.
                                                                  particular sectors. May
                                                                  invest up to 25% of its
                                                                  assets in foreign securities
                                                                  and loan up to 33 1/3% of
                                                                  its total assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                   ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO

                        Supplement Dated August 29, 2005
        to the Adviser Class Prospectus, Institutional Class Prospectus,
            Service Class Prospectus, and Service 2 Class Prospectus
                            Each dated April 29, 2005

     Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, Wells Capital Management, Inc. ("Wells Capital Management") has been appointed to replace Jennison Associates LLC as Portfolio Manager to the Portfolio effective August 29, 2005. In connection with this Portfolio Manager change, the new name of the Portfolio will be "ING Wells Fargo Mid Cap Disciplined Portfolio." All references to "ING Jennison Equity Opportunities Portfolio" and "Jennison Associates LLC" are hereby deleted and replaced with "ING Wells Fargo Mid Cap Disciplined Portfolio" and "Wells Capital Management," respectively.

     Effective August 29, 2005, the Adviser Class Prospectus, Institutional Class Prospectus, Service Class Prospectus, and Service 2 Class Prospectus are supplemented to reflect the new portfolio manager arrangement:

          The "More on the Portfolio Manager" section is hereby deleted and replaced with the following:

          MORE ON THE PORTFOLIO MANAGER

          Wells Capital Management is a registered investment adviser and a wholly owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2004, Wells Capital Management managed over $129 billion in assets.

          The following person is primarily responsible for the management of the Portfolio:

          NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
          ----                           ---------------------------------------
          Robert J. Costomiris, CFA      Mr. Costomiris is the Managing Director and
                                         Senior Portfolio Manager for the
                                         Disciplined Value Equity team of Wells
                                         Capital Management and has been responsible
                                         for the day-to-day management of the
                                         Portfolio since August 2005. Prior to
                                         joining Wells Capital Management in 2005,
                                         he held the same responsibilities at Strong
                                         Capital Management from 2001 through 2005.
                                         Prior to joining Strong Capital Management,
                                         Mr. Costomiris spent 4 years as the
                                         Director of Research at Thomson Horstmann &
                                         Bryant in New Jersey and 4 years as a
                                         Senior Investment Consultant at Hewitt
                                         Associates in Chicago, Illinois. Mr.
                                         Costomiris is a member of the CFA Institute
                                         and has earned the Chartered Financial
                                         Analyst ("CFA") designation.

          The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

     Effective August 29, 2005 the Portfolio's benchmark will change from the Standard & Poor's 500 Composite Stock Price Index to the Russell Midcap(R) Value Index. The fourth paragraph and "Average Annual Total Returns" chart of the "Performance" section of the Adviser Class Prospectus, Institutional Class Prospectus, Service Class Prospectus, and Service 2 Class Prospectus are hereby deleted and replaced with the following:

ADVISER CLASS PROSPECTUS

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell Midcap(R) Value Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that the Russell Midcap(R) Value Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                      AVERAGE ANNUAL TOTAL RETURNS (1) (2)

                                   1 YEAR     5 YEARS     10 YEARS
------------------------------------------------------------------
Class S Return                      12.17%      (5.43)%       7.76%
Russell Midcap(R) Value Index       23.71%      13.48%       15.72%
S&P 500 Index                       10.88%      (2.30)%      12.07%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to different portfolio managers.

INSTITUTIONAL CLASS PROSPECTUS

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell Midcap(R) Value Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that the Russell Midcap(R) Value Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                      AVERAGE ANNUAL TOTAL RETURNS (1) (2)

                                   1 YEAR     5 YEARS     10 YEARS
------------------------------------------------------------------
Class S Return                      12.58%      (5.08)%       8.12%
Russell Midcap(R) Value Index       23.71%      13.48%       15.72%
S&P 500 Index                       10.88%      (2.30)%      12.07%

(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to different portfolio managers.

SERVICE CLASS PROSPECTUS

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S performance to that of the Russell Midcap(R) Value Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that the Russell Midcap(R) Value Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                      AVERAGE ANNUAL TOTAL RETURNS (1) (2)

                                   1 YEAR     5 YEARS     10 YEARS
------------------------------------------------------------------
Class S Return                      12.58%      (5.08)%       8.12%
Russell Midcap(R) Value Index       23.71%      13.48%       15.72%
S&P 500 Index                       10.88%      (2.30)%      12.07%

(1) The performance information presented above is for December 31 of each year.

(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to different portfolio managers.

SERVICE 2 CLASS PROSPECTUS

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S performance to that of the Russell Midcap(R) Value Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that the Russell Midcap(R) Value Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                      AVERAGE ANNUAL TOTAL RETURNS (1) (2)

                                   1 YEAR     5 YEARS     10 YEARS
------------------------------------------------------------------
SERVICE 2 RETURN                    12.44%      17.55%         N/A
Russell Midcap(R) Value Index       23.71%      23.75%(3)      N/A
S&P 500 Index                       10.88%      14.77%(3)      N/A
CLASS S RETURN                      12.39%      (5.24)%       7.97%
Russell Midcap(R) Value Index       23.71%      13.48%       15.72%
S&P 500 Index                       10.88%      (2.30)%      12.07%

(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9,

     2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to different portfolio managers.

(3) Index return for the Service 2 shares are for the period beginning September 1, 2002.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                   ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO

                        Supplement Dated August 29, 2005
         to the Institutional Class, Service Class, and Service 2 Class
        Statement of Additional Information ("SAI") and Adviser Class SAI
                            Each dated April 29, 2005

     Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, Wells Capital Management, Inc. ("Wells Capital Management") has been appointed to replace Jennison Associates LLC as Portfolio Manager to the Portfolio effective August 29, 2005. In connection with this Portfolio Manager change, the new name of the Portfolio will be "ING Wells Fargo Mid Cap Disciplined Portfolio." All references to "ING Jennison Equity Opportunities Portfolio" and "Jennison Associates LLC" are hereby deleted and replaced with "ING Wells Fargo Mid Cap Disciplined Portfolio" and "Wells Capital Management" respectively.

     Effective August 29, 2005, the SAI is supplemented to reflect the new portfolio manager arrangement:

     1. The section entitled "Management Agreements - Jennison Equity Opportunities" is hereby deleted and replaced with the following:

          ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

               In its renewal deliberations on August 31, 2004 for the Portfolio, the Board considered that: (1) the management fee for the Portfolio is below the median and the average management fees of its selected peer group; (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its selected peer group;
          (3) since Jennison Associates LLC ("Jennsion") assumed responsibility for the Portfolio in July 2002, the Portfolio outperformed its benchmark index and selected peer group median for the one- and two-year periods; and (4) the Manager has taken action to address Board concerns about the Portfolio's performance.

               After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations: (1) the management fee of the Portfolio is competitive with that of its selected peer group; (2) the expense ratio for the Portfolio is competitive with that of its selected peer group; (3) the Manager continues to monitor the Portfolio and explore alternatives to improve performance; and (4) action has been taken to improve Portfolio performance and the Manager committed to further address performance concerns.

               Subsequent to the August 31, 2004 meeting, the Manager noticed a drift in the portfolio managers' investment style from Morningstar's mid-cap value category toward Morningstar's mid-cap blend category, even though Jennison had assured the Manager that the management style would not change following the retirement of the Portfolio's lead portfolio manager. Although the Portfolio remained in compliance with its investment objective and strategies, the Manager addressed concerns over style drift and performance during the May 12, 2005 meeting and recommended the engagement of Wells Capital Management, Inc., ("Wells Capital Management") as the Portfolio Manager. In reaching a decision to engage Wells Capital Management as the new Portfolio Manager, the Board, including a majority of the Independent Trustees, considered the performance of the Portfolio for the recent three-year annualized period. The Board also considered the performance of a fund managed by Wells Capital with a similar investment style to that of the Portfolio. In addition to these considerations, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the process employed by Wells Capital Management in managing a mid-capitalization fund and the consistency of Wells Capital Management's process over time; (2) DSI's view of the reputation of Wells Capital Management; (3) Wells Capital Management's experience and skill in managing mid-capitalization funds; (4) the nature and quality of the services to be provided by Wells Capital Management; (5) the fairness of the compensation under the proposed Portfolio Management Agreement in light of the services to be provided; (6) the qualifications of Wells Capital Management's personnel, portfolio management capabilities, and investment methodologies; (7) Wells Capital Management's operations and compliance program, and its policies and procedures intended to assure compliance with the Federal securities laws; (8) Wells Capital Management's financial condition; (9) the costs for the services to be provided by Wells Capital Management and the fact that these costs will be paid by DSI and not directly by the Portfolio; (10) the appropriateness of the selection of Wells Capital Management and the employment of the new investment strategy of investing primarily in securities of mid-capitalization companies rather than in equity securities of companies within any market capitalization range in light of the Portfolio's investment objective and its current and prospective investor base; (11) Wells Capital Management's Code of Ethics and related procedures for complying therewith; (12) economies of scale issues related to DSI's profitability, noting that the portfolio management fees payable by DSI would increase; and (13) the management fee to be retained by DSI for its oversight and monitoring services that will be provided to the Portfolio, noting that DSI would retain less of its management fee under the proposed new structure.

               During the course of its deliberations, the Board reached the following conclusions regarding Wells Capital Management and the proposed Portfolio Management Agreement, among others: (1) Wells Capital Management is qualified to manage the Portfolio's assets in accordance with the investment objective and the investment strategy;
          (2) the new investment strategy is appropriate for pursuing long-term growth of capital and is consistent with the interests of current and prospective investors of the Portfolio; (3) Wells Capital Management is expected to execute the proposed investment strategies consistently over time; (4) based on its knowledge of Wells Capital Management, Wells Capital Management has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the proposed Portfolio Management Agreement; (5) Wells Capital Management is expected to diversify the portfolio as part of a risk control strategy; (6) based upon the complexity and quality of the investment management services to be provided to the Portfolio, and in view of industry averages for similar funds, the compensation to be paid by DSI under the proposed Portfolio Management Agreement is fair and reasonable in relation to the services to be provided by Wells Capital Management; (7) Wells Capital Management maintains compliance procedures reasonably designed to assure compliance with the federal securities laws; and (8) while no economies of scale benefits would inure to Portfolio shareholders from breakpoints in Wells Capital Management's portfolio management fee, those fees would be higher than the break-pointed fee schedule in place for Jennison, and this increase would be borne solely by DSI.

     2. The section entitled "Other Information About Portfolio Managers" is hereby deleted and replaced with the following:

          ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

          OTHER MANAGED ACCOUNTS

               The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of June 30, 2005:

                            REGISTERED INVESTMENT          OTHER POOLED
                            COMPANIES                      INVESTMENT VEHICLES             OTHER ACCTS
                            ---------------------------------------------------------------------------------
                            NUMBER                                                  NUMBER
                            OF                             NUMBER OF       TOTAL     OF
PORTFOLIO MANAGER           ACCOUNTS   TOTAL ASSETS        ACCOUNTS        ASSETS    ACCOUNTS    TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------
Robert J. Costomiris, CFA      3       $   1,122,499,286      0              0          0              0

          POTENTIAL CONFLICTS OF INTEREST

          As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

          Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

          Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

          COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

          Wells Capital Management has a comprehensive and competitive compensation program. We use annual surveys to reassess salary points, bonuses and deferred compensation.

          Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. We custom-tailor personal scorecards to measure positive contributions to relative investment results. We preset ranges so incentive opportunities are known and measured continually.

          Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

          PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

               The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of June 30, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

          PORTFOLIO MANAGER              DOLLAR RANGE OF PORTFOLIO SHARES OWNED
          -----------------              --------------------------------------
          Robert J. Costomiris, CFA      None

     Effective August 29, 2005, the portfolio management fee for the Portfolio has been reduced. The information relating to the Portfolio in the table entitled "Portfolio Managers" is deleted and replaced with the following.

         PORTFOLIO MANAGER            PORTFOLIO               PORTFOLIO MANAGEMENT FEE
     --------------------------------------------------------------------------------------
     Wells Capital Management  ING Wells Fargo Mid Cap  0.55% on the first $50 million;
                               Disciplined Portfolio    0.50% on the next $50 million;
                                                        0.45% on the next $200 million; and
                                                        0.40% on assets thereafter.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.